Taxation - Reconciliation of the effective tax rate (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Profit before income tax		$ 30,043	$ 49,994	$ 11,170
Tax calculated at the applicable tax rate		(3,755)	(6,235)	(1,396)
Effect of different tax rates in other countries		(218)	(226)	146
Tax effect of expenses not deductible for tax purposes and non-taxable income		(3,060)	(1,372)	(15,004)
Tax effect of deductions under special tax regimes		4,624	5,472	11,620
Tax effect of tax losses brought forward		350	620	2,011
Tax effect of not recognised deferred tax asset regarding the loss carryforward		(350)	(620)	(372)
Overseas tax in excess of credit claim used during the period		(2,115)	(1,515)	(786)
Underprovision of tax liability			(20)
Tax credits used		15	21	23
Special contribution for the defence fund			(4)	(2)
Income tax expense	$ 1,864	(4,509)	(3,879)	$ (3,760)
Tax liability		3,029	$ 6,473
Uncertainties and risks tax		$ 558